LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 92	£ (33)
Provisions	345	390
Adjustments for increase (decrease) in other liabilities	136	(363)	£ 1,349
Participating investment contracts [Member] | Scottish Widows [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Additional Costs Of Providing Guaranteed Benefits	2,800	2,700
Participating investment contracts [Member] | Change in persistency assumptions [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(237)
Participating investment contracts [Member] | Change in current and future mortality and morbidity rates [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	289
Participating investment contracts [Member] | Changes in expenses assumptions [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ (142)
With-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Percent of distributed profits	90.00%
Non-profit fund [Member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Provisions	£ 35	82
Current year [Member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other current liabilities	350	363
Previously stated [member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other liabilities	£ 13	£ 3